Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating losses	$ 8,749,000	$ 8,242,000
Accrued expenses	693,000	693,000
R&D credits	619,000	598,000
Stock compensation	8,287,000	8,287,000
Total	18,348,000	17,820,000
Less: Valuation allowance	(18,348,000)	(17,820,000)
Deferred tax assets